INTANGIBLE ASSETS - Pacsquare Purchase Agreement (Details)	3 Months Ended			6 Months Ended	12 Months Ended
	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2025 USD ($) installment	Mar. 31, 2025 USD ($)
INTANGIBLE ASSETS
Amortization of intangibles	$ 355,795	$ 307,191	$ 337,911	$ 791,375	$ 1,362,446
AtlasClear Platform | Pacsquare
INTANGIBLE ASSETS
Threshold period to receive level 1 equities trading platform from signing of agreement					12 months
Purchase price					$ 4,800,000
Payable in cash and in shares of common stock					1,900,000
Payable in cash upon delivery of source code and execution of purchase agreement					100,000
Total Purchase Price					850,000
Four monthly installments payable					$ 950,000
Number of monthly installments | installment					4
Monthly installments payable					$ 237,500
Payable ratably on module-by-module basis upon delivery and acceptance of each of platform modules					2,700,000
Cash consideration				500,000	125,000
Accrued in accounts payable			$ 85,000	85,000	40,000
Purchase price allocated to Contribution Agreement				$ 1,726,500
Asset acquisition, additional consideration payable					$ 80,000
Accrued payable						$ 165,000